Annual Fund Operating Expenses - Myriad Dynamic Asset Allocation ETF - Myriad Dynamic Asset Allocation ETF Class	Sep. 25, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.02%	[2],[3]
Expenses (as a percentage of Assets)	0.97%

[1]	“Other Expenses” are estimated for the Fund’s current fiscal year.
[2]	Under the Fund’s investment advisory agreement with Myriad Asset Management Advisors LLC (the “Adviser” or “Myriad”), the Adviser has agreed to pay AFFE incurred by the Fund so that Total Annual Fund Operating Expenses do not exceed 0.99%
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies and are estimated for the Fund’s current fiscal year.